Other non-current liabilities (Detail) - Miscellaneous non-current liabilities [domain member] - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Miscellaneous non-current liabilities [line items]
Written put option Rapid Fit Plus	€ 788	€ 735	€ 673
Contingent consideration	648	909	1,310
Non-current advances received	0	0	81
Non-current provisions	109	69	53
Other miscellaneous non-current liabilities	359	160	127
Total	€ 1,904	€ 1,873	€ 2,244